Investments in associates and joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-accounted method
Balance at beginning of period	R$ 699,907	R$ 0
Equity		77,428
Equity in earnings	(7,710)	862	R$ 0
Other comprehensive income		(39)
Goodwill		621,656
Balance at end of period	2,013,365	699,907	0
Measured at fair value
Balance at beginning of period	699,907	0
Balance at end of period	2,013,365	699,907	0
Balance at beginning of period	699,907	0
Equity	1,207,169
Equity in earnings	39,581
Other comprehensive income	(19,579)
Goodwill	86,287
Balance at end of period	R$ 2,013,365	R$ 699,907	0
Du Agro Holdings S.A.
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Equity-accounted method
Balance at beginning of period	R$ 1,983	R$ 0
Equity	0	2,335
Equity in earnings	(1,848)	(777)
Other comprehensive income	1,062	17
Goodwill	0	408
Balance at end of period	1,197	1,983	0
Measured at fair value
Balance at beginning of period	1,983	0
Balance at end of period	1,197	1,983	0
Balance at beginning of period	1,983	0
Balance at end of period	1,197	1,983	0
Wealth High Governance Holding De Participações S.A., O Primo Rico Mídia, Educacional e Participações Ltda. and NK112 Empreendimentos e Participações S.A.
Equity-accounted method
Balance at beginning of period	697,924	0
Equity	33,036	75,093
Equity in earnings	(5,862)	1,639
Other comprehensive income	(20,641)	(56)
Goodwill	86,287	621,248
Balance at end of period	790,744	697,924	0
Measured at fair value
Balance at beginning of period	697,924	0
Balance at end of period	790,744	697,924	0
Balance at beginning of period	697,924	0
Balance at end of period	R$ 790,744	R$ 697,924	R$ 0
Wealth High Governance Holding de Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%	49.90%
O Primo Rico Mídia, Educacional e Participações Ltda.
Disclosure of associates [line items]
Proportion of ownership interest in associate	29.30%	20.00%
NK112 Empreendimentos e Participações S.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate	49.90%
XP FIP Managers
Equity-accounted method
Balance at beginning of period	R$ 0
Balance at end of period	1,221,424	R$ 0
Measured at fair value
Balance at beginning of period	0
Equity	1,174,133
Equity in earnings	47,291
Other comprehensive income	0
Goodwill	0
Balance at end of period	1,221,424	0
Balance at beginning of period	0
Balance at end of period	R$ 1,221,424	R$ 0